Shareholder Report, Average Annual Return (Details)	12 Months Ended		19 Months Ended	20 Months Ended	60 Months Ended	107 Months Ended	120 Months Ended
	Jun. 30, 2026		Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000077645
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Average Annual Return, Percent	8.89%				8.48%		10.09%
C000077646
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Average Annual Return, Percent	13.60%	[1]			9.02%		10.00%
C000150517
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Adaptive Risk Managed U.S. Equity Fund
C000077647
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Adaptive Risk Managed U.S. Equity Fund
C000147334
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Adaptive Risk Managed U.S. Equity Fund
C000077648
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Adaptive Risk Managed U.S. Equity Fund
C000077649
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Adaptive Risk Managed U.S. Equity Fund
C000183913
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Developed World Bond Fund
Average Annual Return, Percent	(0.80%)				(1.75%)		1.72%
C000183914
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Developed World Bond Fund
Average Annual Return, Percent	2.26%	[2]			(1.53%)		1.45%
C000183915
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Developed World Bond Fund
C000183916
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Developed World Bond Fund
C000183917
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Developed World Bond Fund
C000183919
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Developed World Bond Fund
C000183920
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Developed World Bond Fund
C000077742
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Flexible Bond Fund
Average Annual Return, Percent	(1.52%)				(1.01%)		1.24%
C000077743
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Flexible Bond Fund
Average Annual Return, Percent	1.89%	[3]			(0.70%)		1.08%
C000083536
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Flexible Bond Fund
C000077744
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Flexible Bond Fund
C000114884
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Flexible Bond Fund
C000077745
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Flexible Bond Fund
C000077746
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Flexible Bond Fund
C000028954
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Flexible Bond Fund
C000077718
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Allocation Fund – Conservative
Average Annual Return, Percent	5.62%				1.56%		4.25%
C000077719
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Allocation Fund – Conservative
Average Annual Return, Percent	10.19%	[4]			2.05%		4.16%
C000083529
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Allocation Fund – Conservative
C000077720
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Allocation Fund – Conservative
C000077721
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Allocation Fund – Conservative
C000028943
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Allocation Fund – Conservative
C000077710
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Allocation Fund – Growth
Average Annual Return, Percent	12.81%				5.15%		7.94%
C000077711
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Allocation Fund – Growth
Average Annual Return, Percent	17.85%	[5]			5.65%		7.81%
C000083527
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Allocation Fund – Growth
C000077712
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Allocation Fund – Growth
C000077713
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Allocation Fund – Growth
C000028941
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Allocation Fund – Growth
C000077714
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Allocation Fund – Moderate
Average Annual Return, Percent	9.23%				3.41%		6.13%
C000077715
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Allocation Fund – Moderate
Average Annual Return, Percent	14.12%	[6]			3.87%		5.99%
C000083528
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Allocation Fund – Moderate
C000077716
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Allocation Fund – Moderate
C000077717
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Allocation Fund – Moderate
C000028942
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Allocation Fund – Moderate
C000077664
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson High-Yield Fund
Average Annual Return, Percent	2.56%				2.15%		4.35%
C000077665
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson High-Yield Fund
Average Annual Return, Percent	6.04%	[7]			2.43%		4.15%
C000083516
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson High-Yield Fund
C000077666
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson High-Yield Fund
C000114871
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson High-Yield Fund
C000077667
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson High-Yield Fund
C000077668
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson High-Yield Fund
C000028924
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson High-Yield Fund
C000183943
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson International Dividend Fund
Average Annual Return, Percent	17.70%				11.44%		9.73%
C000183944
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson International Dividend Fund
Average Annual Return, Percent	22.99%	[8]			11.96%		9.47%
C000183945
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson International Dividend Fund
C000183946
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson International Dividend Fund
C000183947
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson International Dividend Fund
C000183949
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson International Dividend Fund
C000183950
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson International Dividend Fund
C000137972
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Low Duration Multi-Sector Income Fund
Average Annual Return, Percent	0.25%				2.60%		1.92%
C000137973
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Low Duration Multi-Sector Income Fund
Average Annual Return, Percent	3.55%	[9]			2.87%		1.68%
C000137974
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Low Duration Multi-Sector Income Fund
C000137975
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Low Duration Multi-Sector Income Fund
C000137976
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Low Duration Multi-Sector Income Fund
C000151361
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Low Duration Multi-Sector Income Fund
C000137977
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Low Duration Multi-Sector Income Fund
C000137978
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Low Duration Multi-Sector Income Fund
C000077673
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Mid Cap Value Fund
Average Annual Return, Percent	13.20%				7.50%		8.49%
C000077674
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Mid Cap Value Fund
Average Annual Return, Percent	18.25%	[10]			8.06%		8.44%
C000083518
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Mid Cap Value Fund
C000077675
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Mid Cap Value Fund
C000114873
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Mid Cap Value Fund
C000077676
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Mid Cap Value Fund
C000077677
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Mid Cap Value Fund
C000028928
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Mid Cap Value Fund
C000137958
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Multi-Sector Income Fund
Average Annual Return, Percent	0.93%				1.82%		3.77%
C000137959
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Multi-Sector Income Fund
Average Annual Return, Percent	4.15%	[11]			2.08%		3.51%
C000137960
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Multi-Sector Income Fund
C000137961
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Multi-Sector Income Fund
C000137962
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Multi-Sector Income Fund
C000137963
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Multi-Sector Income Fund
C000137964
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Multi-Sector Income Fund
C000077701
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Short Duration Flexible Bond Fund
Average Annual Return, Percent	1.26%				1.71%		1.90%
C000077702
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Short Duration Flexible Bond Fund
Average Annual Return, Percent	1.97%	[12]			1.51%		1.41%
C000083525
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Short Duration Flexible Bond Fund
C000077703
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Short Duration Flexible Bond Fund
C000114878
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Short Duration Flexible Bond Fund
C000077704
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Short Duration Flexible Bond Fund
C000028938
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Short Duration Flexible Bond Fund
C000077705
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Small Cap Value Fund
Average Annual Return, Percent	21.45%				5.58%		7.44%
C000077706
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Small Cap Value Fund
Average Annual Return, Percent	27.13%	[13]			6.18%		7.42%
C000083526
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Small Cap Value Fund
C000077707
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Small Cap Value Fund
C000028939
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Small Cap Value Fund
C000114879
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Small Cap Value Fund
C000077708
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Small Cap Value Fund
C000077709
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Small Cap Value Fund
C000028940
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Small Cap Value Fund
C000107973
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Small-Mid Cap Value Fund
Average Annual Return, Percent	16.55%				6.64%		8.47%
C000107974
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Small-Mid Cap Value Fund
Average Annual Return, Percent	21.94%	[14]			7.16%		8.30%
C000107975
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Small-Mid Cap Value Fund
C000107976
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Small-Mid Cap Value Fund
C000114893
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Small-Mid Cap Value Fund
C000107977
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Small-Mid Cap Value Fund
C000107978
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson Small-Mid Cap Value Fund
Without Sales Load [Member] | C000083514
Average Annual Return [Line Items]
Average Annual Return, Percent	3.65%				3.22%		1.95%
Without Sales Load [Member] | C000254996
Average Annual Return [Line Items]
Average Annual Return, Percent	3.79%		3.96%
Without Sales Load [Member] | C000254997
Average Annual Return [Line Items]
Average Annual Return, Percent	3.79%			4.01%
Without Sales Load [Member] | C000028921
Average Annual Return [Line Items]
Average Annual Return, Percent	3.52%				3.16%		1.92%
Without Sales Load [Member] | C000083519
Average Annual Return [Line Items]
Average Annual Return, Percent	3.66%				3.26%		2.01%
Without Sales Load [Member] | C000028930
Average Annual Return [Line Items]
Average Annual Return, Percent	3.56%				3.21%		1.97%
Without Sales Load [Member] | C000077645
Average Annual Return [Line Items]
Average Annual Return, Percent	15.52%				9.78%		10.74%
Without Sales Load [Member] | C000077646
Average Annual Return [Line Items]
Average Annual Return, Percent	14.60%				9.02%		10.00%
Without Sales Load [Member] | C000150517
Average Annual Return [Line Items]
Average Annual Return, Percent	15.78%				10.00%		10.99%
Without Sales Load [Member] | C000077647
Average Annual Return [Line Items]
Average Annual Return, Percent	15.81%				10.05%		11.02%
Without Sales Load [Member] | C000147334
Average Annual Return [Line Items]
Average Annual Return, Percent	15.90%				10.14%		11.14%
Without Sales Load [Member] | C000077648
Average Annual Return [Line Items]
Average Annual Return, Percent	15.30%				9.62%		10.61%
Without Sales Load [Member] | C000077649
Average Annual Return [Line Items]
Average Annual Return, Percent	15.63%				9.88%		10.88%
Without Sales Load [Member] | C000183913
Average Annual Return [Line Items]
Average Annual Return, Percent	4.15%				(0.78%)		2.21%
Without Sales Load [Member] | C000183914
Average Annual Return [Line Items]
Average Annual Return, Percent	3.26%				(1.53%)		1.45%
Without Sales Load [Member] | C000183915
Average Annual Return [Line Items]
Average Annual Return, Percent	4.15%				(0.68%)		2.33%
Without Sales Load [Member] | C000183916
Average Annual Return [Line Items]
Average Annual Return, Percent	4.40%				(0.55%)		2.45%
Without Sales Load [Member] | C000183917
Average Annual Return [Line Items]
Average Annual Return, Percent	4.40%				(0.54%)		2.48%
Without Sales Load [Member] | C000183919
Average Annual Return [Line Items]
Average Annual Return, Percent	3.86%				(1.04%)		2.00%
Without Sales Load [Member] | C000183920
Average Annual Return [Line Items]
Average Annual Return, Percent	4.14%				(0.79%)		2.23%
Without Sales Load [Member] | C000077742
Average Annual Return [Line Items]
Average Annual Return, Percent	3.43%				(0.03%)		1.73%
Without Sales Load [Member] | C000077743
Average Annual Return [Line Items]
Average Annual Return, Percent	2.88%				(0.70%)		1.08%
Without Sales Load [Member] | C000083536
Average Annual Return [Line Items]
Average Annual Return, Percent	3.82%				0.18%		1.99%
Without Sales Load [Member] | C000077744
Average Annual Return [Line Items]
Average Annual Return, Percent	3.86%				0.27%		2.07%
Without Sales Load [Member] | C000114884
Average Annual Return [Line Items]
Average Annual Return, Percent	3.84%				0.30%		2.13%
Without Sales Load [Member] | C000077745
Average Annual Return [Line Items]
Average Annual Return, Percent	3.18%				(0.44%)		1.37%
Without Sales Load [Member] | C000077746
Average Annual Return [Line Items]
Average Annual Return, Percent	3.43%				(0.19%)		1.62%
Without Sales Load [Member] | C000028954
Average Annual Return [Line Items]
Average Annual Return, Percent	3.59%				0.05%		1.89%
Without Sales Load [Member] | C000077718
Average Annual Return [Line Items]
Average Annual Return, Percent	12.06%				2.77%		4.87%
Without Sales Load [Member] | C000077719
Average Annual Return [Line Items]
Average Annual Return, Percent	11.19%				2.05%		4.16%
Without Sales Load [Member] | C000083529
Average Annual Return [Line Items]
Average Annual Return, Percent	12.26%				2.99%		5.09%
Without Sales Load [Member] | C000077720
Average Annual Return [Line Items]
Average Annual Return, Percent	12.24%				3.00%		5.12%
Without Sales Load [Member] | C000077721
Average Annual Return [Line Items]
Average Annual Return, Percent	11.84%				2.60%		4.68%
Without Sales Load [Member] | C000028943
Average Annual Return [Line Items]
Average Annual Return, Percent	12.19%				2.93%		5.01%
Without Sales Load [Member] | C000077710
Average Annual Return [Line Items]
Average Annual Return, Percent	19.66%				6.40%		8.58%
Without Sales Load [Member] | C000077711
Average Annual Return [Line Items]
Average Annual Return, Percent	18.85%				5.65%		7.81%
Without Sales Load [Member] | C000083527
Average Annual Return [Line Items]
Average Annual Return, Percent	19.90%				6.62%		8.78%
Without Sales Load [Member] | C000077712
Average Annual Return [Line Items]
Average Annual Return, Percent	20.05%				6.67%		8.84%
Without Sales Load [Member] | C000077713
Average Annual Return [Line Items]
Average Annual Return, Percent	19.60%				6.24%		8.40%
Without Sales Load [Member] | C000028941
Average Annual Return [Line Items]
Average Annual Return, Percent	19.84%				6.53%		8.70%
Without Sales Load [Member] | C000077714
Average Annual Return [Line Items]
Average Annual Return, Percent	15.89%				4.65%		6.76%
Without Sales Load [Member] | C000077715
Average Annual Return [Line Items]
Average Annual Return, Percent	15.12%				3.87%		5.99%
Without Sales Load [Member] | C000083528
Average Annual Return [Line Items]
Average Annual Return, Percent	16.11%				4.82%		6.95%
Without Sales Load [Member] | C000077716
Average Annual Return [Line Items]
Average Annual Return, Percent	16.08%				4.85%		6.99%
Without Sales Load [Member] | C000077717
Average Annual Return [Line Items]
Average Annual Return, Percent	15.66%				4.41%		6.55%
Without Sales Load [Member] | C000028942
Average Annual Return [Line Items]
Average Annual Return, Percent	16.00%				4.73%		6.86%
Without Sales Load [Member] | C000077664
Average Annual Return [Line Items]
Average Annual Return, Percent	7.69%				3.15%		4.86%
Without Sales Load [Member] | C000077665
Average Annual Return [Line Items]
Average Annual Return, Percent	7.04%				2.43%		4.15%
Without Sales Load [Member] | C000083516
Average Annual Return [Line Items]
Average Annual Return, Percent	8.03%				3.35%		5.09%
Without Sales Load [Member] | C000077666
Average Annual Return [Line Items]
Average Annual Return, Percent	8.01%				3.37%		5.14%
Without Sales Load [Member] | C000114871
Average Annual Return [Line Items]
Average Annual Return, Percent	8.16%				3.48%		5.24%
Without Sales Load [Member] | C000077667
Average Annual Return [Line Items]
Average Annual Return, Percent	7.36%				2.71%		4.42%
Without Sales Load [Member] | C000077668
Average Annual Return [Line Items]
Average Annual Return, Percent	7.49%				2.95%		4.67%
Without Sales Load [Member] | C000028924
Average Annual Return [Line Items]
Average Annual Return, Percent	7.90%				3.24%		4.99%
Without Sales Load [Member] | C000183943
Average Annual Return [Line Items]
Average Annual Return, Percent	24.89%				12.76%		10.30%
Without Sales Load [Member] | C000183944
Average Annual Return [Line Items]
Average Annual Return, Percent	23.99%				11.96%		9.47%
Without Sales Load [Member] | C000183945
Average Annual Return [Line Items]
Average Annual Return, Percent	25.16%				12.96%		10.47%
Without Sales Load [Member] | C000183946
Average Annual Return [Line Items]
Average Annual Return, Percent	25.12%				13.01%		10.54%
Without Sales Load [Member] | C000183947
Average Annual Return [Line Items]
Average Annual Return, Percent	25.27%				13.11%		10.59%
Without Sales Load [Member] | C000183949
Average Annual Return [Line Items]
Average Annual Return, Percent	24.92%				12.90%		10.35%
Without Sales Load [Member] | C000183950
Average Annual Return [Line Items]
Average Annual Return, Percent	25.01%				12.83%		10.35%
Without Sales Load [Member] | C000137972
Average Annual Return [Line Items]
Average Annual Return, Percent	5.26%				3.61%		2.41%
Without Sales Load [Member] | C000137973
Average Annual Return [Line Items]
Average Annual Return, Percent	4.55%				2.87%		1.68%
Without Sales Load [Member] | C000137974
Average Annual Return [Line Items]
Average Annual Return, Percent	5.48%				3.81%		2.56%
Without Sales Load [Member] | C000137975
Average Annual Return [Line Items]
Average Annual Return, Percent	5.51%				3.87%		2.65%
Without Sales Load [Member] | C000137976
Average Annual Return [Line Items]
Average Annual Return, Percent	5.60%				3.95%		2.72%
Without Sales Load [Member] | C000151361
Average Annual Return [Line Items]
Average Annual Return, Percent	4.70%				3.17%		1.96%
Without Sales Load [Member] | C000137977
Average Annual Return [Line Items]
Average Annual Return, Percent	5.08%				3.42%		2.20%
Without Sales Load [Member] | C000137978
Average Annual Return [Line Items]
Average Annual Return, Percent	5.36%				3.70%		2.49%
Without Sales Load [Member] | C000077673
Average Annual Return [Line Items]
Average Annual Return, Percent	20.09%				8.78%		9.13%
Without Sales Load [Member] | C000077674
Average Annual Return [Line Items]
Average Annual Return, Percent	19.25%				8.06%		8.44%
Without Sales Load [Member] | C000083518
Average Annual Return [Line Items]
Average Annual Return, Percent	20.36%				9.07%		9.44%
Without Sales Load [Member] | C000077675
Average Annual Return [Line Items]
Average Annual Return, Percent	20.39%				9.10%		9.48%
Without Sales Load [Member] | C000114873
Average Annual Return [Line Items]
Average Annual Return, Percent	20.55%				9.22%		9.59%
Without Sales Load [Member] | C000077676
Average Annual Return [Line Items]
Average Annual Return, Percent	19.61%				8.39%		8.77%
Without Sales Load [Member] | C000077677
Average Annual Return [Line Items]
Average Annual Return, Percent	19.85%				8.66%		9.04%
Without Sales Load [Member] | C000028928
Average Annual Return [Line Items]
Average Annual Return, Percent	20.25%				8.95%		9.33%
Without Sales Load [Member] | C000137958
Average Annual Return [Line Items]
Average Annual Return, Percent	5.92%				2.81%		4.27%
Without Sales Load [Member] | C000137959
Average Annual Return [Line Items]
Average Annual Return, Percent	5.15%				2.08%		3.51%
Without Sales Load [Member] | C000137960
Average Annual Return [Line Items]
Average Annual Return, Percent	6.10%				3.01%		4.46%
Without Sales Load [Member] | C000137961
Average Annual Return [Line Items]
Average Annual Return, Percent	6.14%				3.03%		4.50%
Without Sales Load [Member] | C000137962
Average Annual Return [Line Items]
Average Annual Return, Percent	6.23%				3.15%		4.60%
Without Sales Load [Member] | C000137963
Average Annual Return [Line Items]
Average Annual Return, Percent	5.69%				2.57%		4.15%
Without Sales Load [Member] | C000137964
Average Annual Return [Line Items]
Average Annual Return, Percent	5.98%				2.88%		4.35%
Without Sales Load [Member] | C000077701
Average Annual Return [Line Items]
Average Annual Return, Percent	3.71%				2.23%		2.16%
Without Sales Load [Member] | C000077702
Average Annual Return [Line Items]
Average Annual Return, Percent	2.97%				1.51%		1.41%
Without Sales Load [Member] | C000083525
Average Annual Return [Line Items]
Average Annual Return, Percent	3.88%				2.41%		2.30%
Without Sales Load [Member] | C000077703
Average Annual Return [Line Items]
Average Annual Return, Percent	3.94%				2.40%		2.35%
Without Sales Load [Member] | C000114878
Average Annual Return [Line Items]
Average Annual Return, Percent	4.00%				2.46%		2.40%
Without Sales Load [Member] | C000077704
Average Annual Return [Line Items]
Average Annual Return, Percent	3.49%				2.03%		1.94%
Without Sales Load [Member] | C000028938
Average Annual Return [Line Items]
Average Annual Return, Percent	3.76%				2.29%		2.19%
Without Sales Load [Member] | C000077705
Average Annual Return [Line Items]
Average Annual Return, Percent	28.88%				6.84%		8.08%
Without Sales Load [Member] | C000077706
Average Annual Return [Line Items]
Average Annual Return, Percent	28.13%				6.18%		7.42%
Without Sales Load [Member] | C000083526
Average Annual Return [Line Items]
Average Annual Return, Percent	29.25%				7.14%		8.40%
Without Sales Load [Member] | C000077707
Average Annual Return [Line Items]
Average Annual Return, Percent	29.21%				7.14%		8.42%
Without Sales Load [Member] | C000028939
Average Annual Return [Line Items]
Average Annual Return, Percent	29.43%				7.29%		8.55%
Without Sales Load [Member] | C000114879
Average Annual Return [Line Items]
Average Annual Return, Percent	29.46%				7.30%		8.57%
Without Sales Load [Member] | C000077708
Average Annual Return [Line Items]
Average Annual Return, Percent	28.48%				6.50%		7.75%
Without Sales Load [Member] | C000077709
Average Annual Return [Line Items]
Average Annual Return, Percent	28.83%				6.77%		8.02%
Without Sales Load [Member] | C000028940
Average Annual Return [Line Items]
Average Annual Return, Percent	29.17%				7.05%		8.31%
Without Sales Load [Member] | C000107973
Average Annual Return [Line Items]
Average Annual Return, Percent	23.70%				7.91%		9.11%
Without Sales Load [Member] | C000107974
Average Annual Return [Line Items]
Average Annual Return, Percent	22.94%				7.16%		8.30%
Without Sales Load [Member] | C000107975
Average Annual Return [Line Items]
Average Annual Return, Percent	24.08%				8.18%		9.35%
Without Sales Load [Member] | C000107976
Average Annual Return [Line Items]
Average Annual Return, Percent	24.10%				8.21%		9.39%
Without Sales Load [Member] | C000114893
Average Annual Return [Line Items]
Average Annual Return, Percent	24.20%				8.32%	8.62%
Without Sales Load [Member] | C000107977
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%				7.90%		9.07%
Without Sales Load [Member] | C000107978
Average Annual Return [Line Items]
Average Annual Return, Percent	23.93%				8.06%		9.23%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.02%				12.66%		15.30%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.02%				12.66%		15.30%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.02%				12.66%		15.30%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.02%				12.66%		15.30%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.02%				12.66%		15.30%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.02%				12.66%		15.30%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.02%				12.66%		15.30%
Bloomberg Global Aggregate Bond Index (Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Unhedged)
Average Annual Return, Percent	0.62%				(1.55%)		0.38%
Bloomberg Global Aggregate Bond Index (Unhedged)
Average Annual Return [Line Items]
Average Annual Return, Percent	0.62%				(1.55%)		0.38%
Bloomberg Global Aggregate Bond Index (Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Unhedged)
Average Annual Return, Percent	0.62%				(1.55%)		0.38%
Bloomberg Global Aggregate Bond Index (Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Unhedged)
Average Annual Return, Percent	0.62%				(1.55%)		0.38%
Bloomberg Global Aggregate Bond Index (Unhedged)
Average Annual Return [Line Items]
Average Annual Return, Percent	0.62%				(1.55%)		0.38%
Bloomberg Global Aggregate Credit Index (USD Hedged)
Average Annual Return [Line Items]
Average Annual Return, Percent	4.47%				0.89%		2.66%
Bloomberg Global Aggregate Bond Index (Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Unhedged)
Average Annual Return, Percent	0.62%				(1.55%)		0.38%
Bloomberg Global Aggregate Bond Index (Hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Hedged)
Average Annual Return, Percent	3.17%				0.88%		1.92%
Bloomberg Global Aggregate Bond Index (Hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Hedged)
Average Annual Return, Percent	3.17%				0.88%		1.92%
Bloomberg Global Aggregate Bond Index (Hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Hedged)
Average Annual Return, Percent	3.17%				0.88%		1.92%
Bloomberg Global Aggregate Bond Index (Hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Hedged)
Average Annual Return, Percent	3.17%				0.88%		1.92%
Bloomberg Global Aggregate Bond Index (Hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Hedged)
Average Annual Return, Percent	3.17%				0.88%		1.92%
Bloomberg Global Aggregate Bond Index (Hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Hedged)
Average Annual Return, Percent	3.17%				0.88%		1.92%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index℠
Average Annual Return, Percent	23.67%				10.98%		12.78%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index℠
Average Annual Return, Percent	23.67%				10.98%		12.78%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index℠
Average Annual Return, Percent	23.67%				10.98%		12.78%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index℠
Average Annual Return, Percent	23.67%				10.98%		12.78%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index℠
Average Annual Return, Percent	23.67%				10.98%		12.78%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index℠
Average Annual Return, Percent	23.67%				10.98%		12.78%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index℠
Average Annual Return, Percent	23.67%				10.98%		12.78%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index℠
Average Annual Return, Percent	23.67%				10.98%		12.78%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index℠
Average Annual Return, Percent	23.67%				10.98%		12.78%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index℠
Average Annual Return, Percent	23.67%				10.98%		12.78%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index℠
Average Annual Return, Percent	23.67%				10.98%		12.78%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index℠
Average Annual Return, Percent	23.67%				10.98%		12.78%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%				0.08%		1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%				0.08%		1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%				0.08%		1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%				0.08%		1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%				0.08%		1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%				0.08%		1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%				0.08%		1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%				0.08%		1.54%
MSCI World ex-USA IndexSM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex-USA Index℠
Average Annual Return, Percent	20.99%				9.32%		9.84%
MSCI World ex-USA IndexSM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex-USA Index℠
Average Annual Return, Percent	20.99%				9.32%		9.84%
MSCI World ex-USA IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	20.99%				9.32%		9.84%
MSCI World ex-USA IndexSM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex-USA Index℠
Average Annual Return, Percent	20.99%				9.32%		9.84%
MSCI World ex-USA IndexSM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex-USA Index℠
Average Annual Return, Percent	20.99%				9.32%		9.84%
MSCI World ex-USA IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	20.99%				9.32%		9.84%
MSCI World ex-USA IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	20.99%				9.32%		9.84%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%				0.08%		1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%				0.08%		1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%				0.08%		1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%				0.08%		1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%				0.08%		1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%				0.08%		1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%				0.08%		1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%				0.08%		1.54%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.82%				12.31%		15.06%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.82%				12.31%		15.06%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.82%				12.31%		15.06%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.82%				12.31%		15.06%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.82%				12.31%		15.06%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.82%				12.31%		15.06%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.82%				12.31%		15.06%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.82%				12.31%		15.06%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%				0.08%		1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%				0.08%		1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%				0.08%		1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%				0.08%		1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%				0.08%		1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%				0.08%		1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%				0.08%		1.54%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.82%				12.31%		15.06%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.82%				12.31%		15.06%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.82%				12.31%		15.06%
Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	43.01%				8.23%		10.89%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.82%				12.31%		15.06%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.82%				12.31%		15.06%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.82%				12.31%		15.06%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.82%				12.31%		15.06%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.82%				12.31%		15.06%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.82%				12.31%		15.06%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.82%				12.31%		15.06%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.82%				12.31%		15.06%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.82%				12.31%		15.06%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.82%				12.31%	14.59%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.82%				12.31%		15.06%
S&P 500® Minimum Volatility Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Minimum Volatility Index
Average Annual Return, Percent	10.11%				9.07%		10.64%
S&P 500® Minimum Volatility Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Minimum Volatility Index
Average Annual Return, Percent	10.11%				9.07%		10.64%
S&P 500® Minimum Volatility Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Minimum Volatility Index
Average Annual Return, Percent	10.11%				9.07%		10.64%
S&P 500® Minimum Volatility Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Minimum Volatility Index
Average Annual Return, Percent	10.11%				9.07%		10.64%
S&P 500® Minimum Volatility Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Minimum Volatility Index
Average Annual Return, Percent	10.11%				9.07%		10.64%
S&P 500® Minimum Volatility Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Minimum Volatility Index
Average Annual Return, Percent	10.11%				9.07%		10.64%
S&P 500® Minimum Volatility Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Minimum Volatility Index
Average Annual Return, Percent	10.11%				9.07%		10.64%
Bloomberg Global Aggregate Credit Index (USD Hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Credit Index (USD Hedged)
Average Annual Return, Percent	4.47%				0.89%		2.66%
Bloomberg Global Aggregate Credit Index (USD Hedged)
Average Annual Return [Line Items]
Average Annual Return, Percent	4.47%				0.89%		2.66%
Bloomberg Global Aggregate Credit Index (USD Hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Credit Index (USD Hedged)
Average Annual Return, Percent	4.47%				0.89%		2.66%
Bloomberg Global Aggregate Credit Index (USD Hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Credit Index (USD Hedged)
Average Annual Return, Percent	4.47%				0.89%		2.66%
Bloomberg Global Aggregate Credit Index (USD Hedged)
Average Annual Return [Line Items]
Average Annual Return, Percent	4.47%				0.89%		2.66%
Bloomberg Global Aggregate Bond Index (Unhedged)
Average Annual Return [Line Items]
Average Annual Return, Percent	0.62%				(1.55%)		0.38%
Bloomberg Global Aggregate Credit Index (USD Hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Credit Index (USD Hedged)
Average Annual Return, Percent	4.47%				0.89%		2.66%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%				0.08%		1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%				0.08%		1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%				0.08%		1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%				0.08%		1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%				0.08%		1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%				0.08%		1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%				0.08%		1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%				0.08%		1.54%
Bloomberg Global Aggregate Bond Index (Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Unhedged)
Average Annual Return, Percent	0.62%				(1.55%)		0.38%
Global Conservative Allocation Index (Hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Conservative Allocation Index (Hedged)
Average Annual Return, Percent	11.15%				4.99%		6.37%
Global Conservative Allocation Index (Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Conservative Allocation Index (Unhedged)
Average Annual Return, Percent	11.16%				5.83%		6.46%
Bloomberg Global Aggregate Bond Index (Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Unhedged)
Average Annual Return, Percent	0.62%				(1.55%)		0.38%
Global Conservative Allocation Index (Hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Conservative Allocation Index (Hedged)
Average Annual Return, Percent	11.15%				4.99%		6.37%
Global Conservative Allocation Index (Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Conservative Allocation Index (Unhedged)
Average Annual Return, Percent	11.16%				5.83%		6.46%
Bloomberg Global Aggregate Bond Index (Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Unhedged)
Average Annual Return, Percent	0.62%				(1.55%)		0.38%
Global Conservative Allocation Index (Hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Conservative Allocation Index (Hedged)
Average Annual Return, Percent	11.15%				4.99%		6.37%
Global Conservative Allocation Index (Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Conservative Allocation Index (Unhedged)
Average Annual Return, Percent	11.16%				5.83%		6.46%
Bloomberg Global Aggregate Bond Index (Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Unhedged)
Average Annual Return, Percent	0.62%				(1.55%)		0.38%
Global Conservative Allocation Index (Hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Conservative Allocation Index (Hedged)
Average Annual Return, Percent	11.15%				4.99%		6.37%
Global Conservative Allocation Index (Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Conservative Allocation Index (Unhedged)
Average Annual Return, Percent	11.16%				5.83%		6.46%
Bloomberg Global Aggregate Bond Index (Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Unhedged)
Average Annual Return, Percent	0.62%				(1.55%)		0.38%
Global Conservative Allocation Index (Hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Conservative Allocation Index (Hedged)
Average Annual Return, Percent	11.15%				4.99%		6.37%
Global Conservative Allocation Index (Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Conservative Allocation Index (Unhedged)
Average Annual Return, Percent	11.16%				5.83%		6.46%
Bloomberg Global Aggregate Bond Index (Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Unhedged)
Average Annual Return, Percent	0.62%				(1.55%)		0.38%
Global Conservative Allocation Index (Hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Conservative Allocation Index (Hedged)
Average Annual Return, Percent	11.15%				4.99%		6.37%
Global Conservative Allocation Index (Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Conservative Allocation Index (Unhedged)
Average Annual Return, Percent	11.16%				5.83%		6.46%
Global Growth Allocation Index (Hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Growth Allocation Index (Hedged)
Average Annual Return, Percent	19.43%				9.01%		10.69%
Global Growth Allocation Index (Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Growth Allocation Index (Unhedged)
Average Annual Return, Percent	18.81%				8.46%		10.33%
Global Growth Allocation Index (Hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Growth Allocation Index (Hedged)
Average Annual Return, Percent	19.43%				9.01%		10.69%
Global Growth Allocation Index (Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Growth Allocation Index (Unhedged)
Average Annual Return, Percent	18.81%				8.46%		10.33%
Global Growth Allocation Index (Hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Growth Allocation Index (Hedged)
Average Annual Return, Percent	19.43%				9.01%		10.69%
Global Growth Allocation Index (Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Growth Allocation Index (Unhedged)
Average Annual Return, Percent	18.81%				8.46%		10.33%
Global Growth Allocation Index (Hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Growth Allocation Index (Hedged)
Average Annual Return, Percent	19.43%				9.01%		10.69%
Global Growth Allocation Index (Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Growth Allocation Index (Unhedged)
Average Annual Return, Percent	18.81%				8.46%		10.33%
Global Growth Allocation Index (Hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Growth Allocation Index (Hedged)
Average Annual Return, Percent	19.43%				9.01%		10.69%
Global Growth Allocation Index (Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Growth Allocation Index (Unhedged)
Average Annual Return, Percent	18.81%				8.46%		10.33%
Global Growth Allocation Index (Hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Growth Allocation Index (Hedged)
Average Annual Return, Percent	19.43%				9.01%		10.69%
Global Growth Allocation Index (Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Growth Allocation Index (Unhedged)
Average Annual Return, Percent	18.81%				8.46%		10.33%
Global Moderate Allocation Index (Hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Moderate Allocation Index (Hedged)
Average Annual Return, Percent	15.25%				7.01%		8.55%
Global Moderate Allocation Index (Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Moderate Allocation Index (Unhedged)
Average Annual Return, Percent	14.07%				5.95%		7.85%
Global Moderate Allocation Index (Hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Moderate Allocation Index (Hedged)
Average Annual Return, Percent	15.25%				7.01%		8.55%
Global Moderate Allocation Index (Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Moderate Allocation Index (Unhedged)
Average Annual Return, Percent	14.07%				5.95%		7.85%
Global Moderate Allocation Index (Hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Moderate Allocation Index (Hedged)
Average Annual Return, Percent	15.25%				7.01%		8.55%
Global Moderate Allocation Index (Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Moderate Allocation Index (Unhedged)
Average Annual Return, Percent	14.07%				5.95%		7.85%
Global Moderate Allocation Index (Hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Moderate Allocation Index (Hedged)
Average Annual Return, Percent	15.25%				7.01%		8.55%
Global Moderate Allocation Index (Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Moderate Allocation Index (Unhedged)
Average Annual Return, Percent	14.07%				5.95%		7.85%
Global Moderate Allocation Index (Hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Moderate Allocation Index (Hedged)
Average Annual Return, Percent	15.25%				7.01%		8.55%
Global Moderate Allocation Index (Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Moderate Allocation Index (Unhedged)
Average Annual Return, Percent	14.07%				5.95%		7.85%
Global Moderate Allocation Index (Hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Moderate Allocation Index (Hedged)
Average Annual Return, Percent	15.25%				7.01%		8.55%
Global Moderate Allocation Index (Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Moderate Allocation Index (Unhedged)
Average Annual Return, Percent	14.07%				5.95%		7.85%
Bloomberg U.S. Corporate High-Yield Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High-Yield Bond Index
Average Annual Return, Percent	5.91%				4.17%		5.81%
Bloomberg U.S. Corporate High-Yield Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High-Yield Bond Index
Average Annual Return, Percent	5.91%				4.17%		5.81%
Bloomberg U.S. Corporate High-Yield Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High-Yield Bond Index
Average Annual Return, Percent	5.91%				4.17%		5.81%
Bloomberg U.S. Corporate High-Yield Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High-Yield Bond Index
Average Annual Return, Percent	5.91%				4.17%		5.81%
Bloomberg U.S. Corporate High-Yield Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High-Yield Bond Index
Average Annual Return, Percent	5.91%				4.17%		5.81%
Bloomberg U.S. Corporate High-Yield Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High-Yield Bond Index
Average Annual Return, Percent	5.91%				4.17%		5.81%
Bloomberg U.S. Corporate High-Yield Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High-Yield Bond Index
Average Annual Return, Percent	5.91%				4.17%		5.81%
Bloomberg U.S. Corporate High-Yield Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High-Yield Bond Index
Average Annual Return, Percent	5.91%				4.17%		5.81%
Bloomberg U.S. Aggregate Bond 1-3 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond 1-3 Year Index
Average Annual Return, Percent	23.67%				10.98%		12.78%
ICE BofA U.S. 3-Month Treasury Bill Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Total Return Index
Average Annual Return, Percent	3.84%				3.52%		2.34%
Bloomberg U.S. Aggregate Bond 1-3 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond 1-3 Year Index
Average Annual Return, Percent	23.67%				10.98%		12.78%
ICE BofA U.S. 3-Month Treasury Bill Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Total Return Index
Average Annual Return, Percent	3.84%				3.52%		2.34%
Bloomberg U.S. Aggregate Bond 1-3 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond 1-3 Year Index
Average Annual Return, Percent	23.67%				10.98%		12.78%
ICE BofA U.S. 3-Month Treasury Bill Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Total Return Index
Average Annual Return, Percent	3.84%				3.52%		2.34%
Bloomberg U.S. Aggregate Bond 1-3 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond 1-3 Year Index
Average Annual Return, Percent	23.67%				10.98%		12.78%
ICE BofA U.S. 3-Month Treasury Bill Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Total Return Index
Average Annual Return, Percent	3.84%				3.52%		2.34%
Bloomberg U.S. Aggregate Bond 1-3 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond 1-3 Year Index
Average Annual Return, Percent	23.67%				10.98%		12.78%
ICE BofA U.S. 3-Month Treasury Bill Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Total Return Index
Average Annual Return, Percent	3.84%				3.52%		2.34%
Bloomberg U.S. Aggregate Bond 1-3 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond 1-3 Year Index
Average Annual Return, Percent	23.67%				10.98%		12.78%
ICE BofA U.S. 3-Month Treasury Bill Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Total Return Index
Average Annual Return, Percent	3.84%				3.52%		2.34%
Bloomberg U.S. Aggregate Bond 1-3 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond 1-3 Year Index
Average Annual Return, Percent	23.67%				10.98%		12.78%
ICE BofA U.S. 3-Month Treasury Bill Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Total Return Index
Average Annual Return, Percent	3.84%				3.52%		2.34%
Bloomberg U.S. Aggregate Bond 1-3 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond 1-3 Year Index
Average Annual Return, Percent	23.67%				10.98%		12.78%
ICE BofA U.S. 3-Month Treasury Bill Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Total Return Index
Average Annual Return, Percent	3.84%				3.52%		2.34%
Russell Midcap® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	26.62%				9.48%		10.63%
Russell Midcap® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	26.62%				9.48%		10.63%
Russell Midcap® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	26.62%				9.48%		10.63%
Russell Midcap® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	26.62%				9.48%		10.63%
Russell Midcap® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	26.62%				9.48%		10.63%
Russell Midcap® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	26.62%				9.48%		10.63%
Russell Midcap® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	26.62%				9.48%		10.63%
Russell Midcap® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	26.62%				9.48%		10.63%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%				0.08%		1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%				0.08%		1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%				0.08%		1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%				0.08%		1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%				0.08%		1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%				0.08%		1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%				0.08%		1.54%
Bloomberg 1-3 Year U.S. Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year U.S. Government/Credit Index
Average Annual Return, Percent	3.14%				2.12%		2.00%
Bloomberg 1-3 Year U.S. Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year U.S. Government/Credit Index
Average Annual Return, Percent	3.14%				2.12%		2.00%
Bloomberg 1-3 Year U.S. Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year U.S. Government/Credit Index
Average Annual Return, Percent	3.14%				2.12%		2.00%
Bloomberg 1-3 Year U.S. Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year U.S. Government/Credit Index
Average Annual Return, Percent	3.14%				2.12%		2.00%
Bloomberg 1-3 Year U.S. Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year U.S. Government/Credit Index
Average Annual Return, Percent	3.14%				2.12%		2.00%
Bloomberg 1-3 Year U.S. Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year U.S. Government/Credit Index
Average Annual Return, Percent	3.14%				2.12%		2.00%
Bloomberg 1-3 Year U.S. Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year U.S. Government/Credit Index
Average Annual Return, Percent	3.14%				2.12%		2.00%
Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	43.01%				8.23%		10.89%
Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	43.01%				8.23%		10.89%
Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	43.01%				8.23%		10.89%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.82%				12.31%		15.06%
Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	43.01%				8.23%		10.89%
Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	43.01%				8.23%		10.89%
Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	43.01%				8.23%		10.89%
Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	43.01%				8.23%		10.89%
Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	43.01%				8.23%		10.89%
Russell 2500™ Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500™ Value Index
Average Annual Return, Percent	38.54%				10.28%		11.28%
Russell 2500™ Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500™ Value Index
Average Annual Return, Percent	38.54%				10.28%		11.28%
Russell 2500™ Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500™ Value Index
Average Annual Return, Percent	38.54%				10.28%		11.28%
Russell 2500™ Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500™ Value Index
Average Annual Return, Percent	38.54%				10.28%		11.28%
Russell 2500™ Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500™ Value Index
Average Annual Return, Percent	38.54%				10.28%	10.59%
Russell 2500™ Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500™ Value Index
Average Annual Return, Percent	38.54%				10.28%		11.28%
Russell 2500™ Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500™ Value Index
Average Annual Return, Percent	38.54%				10.28%		11.28%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.82%				12.31%		15.06%

[1]	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
[2]	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
[3]	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
[4]	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
[5]	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
[6]	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
[7]	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
[8]	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
[9]	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
[10]	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
[11]	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
[12]	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
[13]	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
[14]	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.